Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,683)	£ (8,519)
Netting	(484)	(597)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(196,600)	(211,300)
Netting	(100)	(100)
Net carrying amount	98,700	94,000
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	2,100
Collateral cash	(700)	(800)
Collateral non-cash	0	0
Netting	(400)	(500)
Net carrying amount	600	800
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,300	1,500
Collateral cash	(700)	(800)
Collateral non-cash	0	0
Netting	(400)	(500)
Net carrying amount	200	200
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	600
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	£ 400	£ 600